Consolidation scope (Details)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
TiGenix
Consolidation scope
Ownership interest (as a percent)	100.00%	100.00%	100.00%
TiGenix SAU | Subsidiaries
Consolidation scope
Ownership interest (as a percent)	100.00%	100.00%	100.00%
Coretherapix | Subsidiaries
Consolidation scope
Ownership interest (as a percent)	100.00%	100.00%	100.00%
TiGenix Inc. | Subsidiaries
Consolidation scope
Ownership interest (as a percent)	100.00%	100.00%	100.00%
TiGenix US, Inc. | Subsidiaries
Consolidation scope
Ownership interest (as a percent)	100.00%